SEMIANNUAL REPORT JUNE 30, 2002


Oppenheimer Select Managers
MERCURY ADVISORS S&P 500[REGISTRATION MARK]
Index Fund

                                        [LOGO OMITTED]
                                        OPPENHEIMERFUNDS[REGISTRATION MARK]
                                        The Right Way to Invest

OPPENHEIMER SELECT MANAGERS
MERCURY ADVISORS S&P 500[REGISTRATION MARK] INDEX FUND

================================================================================
OBJECTIVE
OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500 INDEX FUND seeks to match the performance of the Standard & Poor's 500 Composite Stock Price Index (the S&P 500) as closely as possible before deduction of Fund expenses.
================================================================================
NARRATIVE BY PORTFOLIO MANAGEMENT TEAM
For the six months ending June 30, 2002, the Oppenheimer Select Managers Mercury Advisors S&P 500[REGISTRATION MARK] Index Fund returned -13.79% (at Net Asset Value) versus a return of -13.40% for the S&P 500 Index,(1) the benchmark index.
   The portfolio met its objective of closely matching the return of its benchmark, the S&P 500. While the 1st quarter of 2002 was a rather uneventful and quiet quarter as the markets saw mixed sentiments regarding the prospects of the future of the economy, the 2nd quarter was quite the contrary. The markets were on edge in the 1st quarter with the United States ongoing efforts against terrorism appearing optimistic as signs of economic recovery and strength ahead combined with mixed earnings announcements. Things took a turn for the worse as extremely volatile markets overtook the 2nd quarter. The excessive volatility was mainly due to high profile accounting scandals and rising geo-political risks with renewed conflict in the Middle East and the threat of war between India and Pakistan. With the instability of the markets, the Federal Reserve decided to keep rates unchanged at 1.75% in the first half of the year.
   The 1st quarter's mild performance of +0.28% in the S&P 500 Index was not sustained in the 2nd quarter. Despite this, last quarter's trend of value stocks outperforming those of growth still sustained. Although both were still in negative territory, the S&P 500 Barra/Value Index outperformed the S&P 500 Barra/Growth Index by 1.72%. This bias towards value over growth stocks is due to investors' disappointments with future growth prospects as industry overcapacity and dwindling capital expenditures continue to put a damper on a recovery.
   The negative performance of the technology sector in the 1st quarter continued its downward spiral into the 2nd quarter as it posted a loss of -24.99%, rendering it the worst year-to-date loss amongst all sectors. With 7 out of 12 sectors experiencing a loss for the semiannual year, the material and processing sector posted the largest gain, though still mild, of +8.29%.
   As 2002 reaches the halfway point, the market seems as jittery as ever, with major indexes at or near their 52-week lows. With investor confidence being shaken almost daily by new revelations, it is hard to know whether we have hit a bottom or not.
   Despite a difficult 1st half of the year, the economy did show evidence of a recovery during the period. Nevertheless, there are many current issues and factors that will play a significant impact on which direction the economy will turn. With the crisis in the Middle East as well as ongoing accounting fears and corporate scandals, the markets are expected to continue to be choppy and rotational as these factors battle with improving economic statistics for the direction of the market. With that in mind, we will continue to try to meet the Fund's objective of replicating the risk and returns of the benchmark index, the S&P 500, and that is part of what makes Oppenheimer Select Managers Mercury Advisors S&P 500[REGISTRATION MARK] Index Fund, THE RIGHT WAY TO INVEST.


To view OppenheimerFunds Privacy Policy Notice, please see page 26.

1. The S&P 500 Index is a broad-based, unmanaged stock index including reinvestment of dividends. Indices cannot be purchased directly by investors. Index performance is for illustrative purposes only and does not predict or depict the performance of Oppenheimer Select Managers Mercury Advisors S&P 500[REGISTRATION MARK] Index Fund. "S&P 500" is a trademark of The McGraw-Hill Companies and has been licensed for use by OppenheimerFunds, Inc. The Mercury Advisors S&P 500[REGISTRATION MARK] Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


        2 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS
          S&P 500[REGISTRATION MARK] INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 June 30, 2002
==============================================================================
 ASSETS
------------------------------------------------------------------------------
 Investments, in Master S&P 500 Index Series (cost $25,582,911)   $22,398,375
------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                    81,038
 Other                                                                    811
                                                                  ------------
 Total assets                                                      22,480,224

==============================================================================
 LIABILITIES
------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of beneficial interest redeemed                                24,520
 Distribution and service plan fees                                    13,485
 Transfer and shareholder servicing agent fees                         13,077
 Registration and filing fees                                           6,823
 Legal, auditing and other professional fees                            1,682
 Shareholder reports                                                      225
 Trustees' compensation                                                   121
 Other                                                                 12,956
                                                                  ------------
 Total liabilities                                                     72,889

==============================================================================
 NET ASSETS                                                       $22,407,335
                                                                  ============

==============================================================================
 COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------
 Paid-in capital                                                  $25,541,596
------------------------------------------------------------------------------
 Undistributed net investment income                                   11,387
------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions            (560,007)
------------------------------------------------------------------------------
 Net unrealized depreciation on investments                        (2,585,641)
                                                                  ------------
 NET ASSETS                                                       $22,407,335
                                                                  ============


        3 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS
          S&P 500[REGISTRATION MARK] INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued


=======================================================================
 NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share
 (based on net assets of $5,444,097 and 713,667
 shares of beneficial interest outstanding)                      $7.63
 Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                   $8.10
-----------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering
 price per share (based on net assets of $3,105,139 and
 410,931 shares of beneficial interest outstanding)              $7.56
-----------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering
 price per share (based on net assets of $3,985,565 and
 527,861 shares of beneficial interest outstanding)              $7.55
-----------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering
 price per share (based on net assets of $9,871,574 and
 1,299,653 shares of beneficial interest outstanding)            $7.60
-----------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price
 per share (based on net assets of $960 and
 125 shares of beneficial interest outstanding)                  $7.68


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        4 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS
          S&P 500[REGISTRATION MARK] INDEX FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended May 31, 2002

==========================================================================
 NET INVESTMENT INCOME FROM MASTER S&P 500 INDEX SERIES

==========================================================================
 INVESTMENT INCOME                                            $   140,141

==========================================================================
 EXPENSES                                                           3,459

==========================================================================
 NET INVESTMENT INCOME                                            136,682

 FUND INCOME AND EXPENSES
==========================================================================
 INVESTMENT INCOME
--------------------------------------------------------------------------
 Interest from short-term obligations                                  13

==========================================================================
 EXPENSES
--------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                            5,737
 Class B                                                           11,909
 Class C                                                           14,690
 Class N                                                           22,040
--------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                           10,610
 Class B                                                            5,533
 Class C                                                            6,744
 Class N                                                           19,548
 Class Y                                                              424
--------------------------------------------------------------------------
 Administrative fees                                               47,284
--------------------------------------------------------------------------
 Registration and filing fees                                       6,134
--------------------------------------------------------------------------
 Shareholder reports                                                3,911
--------------------------------------------------------------------------
 Legal, auditing and other professional fees                        2,777
--------------------------------------------------------------------------
 Trustees' compensation                                             1,919
--------------------------------------------------------------------------
 Custodian fees and expenses                                            3
--------------------------------------------------------------------------
 Other                                                             25,114
                                                              ------------
 Total expenses                                                   184,377
 Less voluntary reimbursement of expenses                         (57,072)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees - Class A, B, C and N                           (40)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees - Class Y                                      (424)
                                                              ------------
 Net expenses                                                     126,841


==========================================================================
 NET INVESTMENT INCOME                                              9,854

==========================================================================
 REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------
 Net realized loss on investments                                (294,862)
--------------------------------------------------------------------------
 Net change in unrealized depreciation on investments          (2,901,099)
                                                              ------------
 Net realized and unrealized loss                              (3,195,961)

==========================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS         $(3,186,107)
                                                              ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        5 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS
          S&P 500[REGISTRATION MARK] INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SIX MONTHS          PERIOD
                                                                                 ENDED           ENDED
                                                                         JUNE 30, 2002    DECEMBER 31,
                                                                           (UNAUDITED)         2001(1)
=========================================================================================================
 OPERATIONS
---------------------------------------------------------------------------------------------------------
 Net investment income                                                     $     9,854     $     1,533
---------------------------------------------------------------------------------------------------------
 Net realized loss                                                            (294,862)        (38,627)
---------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                       (2,901,099)         88,940
                                                                           ------------------------------
 Net increase (decrease) in net assets resulting from operations            (3,186,107)         51,846

=========================================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from
 beneficial interest transactions:
 Class A                                                                     2,615,607       3,648,728
 Class B                                                                     2,353,295       1,206,748
 Class C                                                                     2,964,999       1,551,116
 Class N                                                                     6,299,174       4,884,686
 Class Y                                                                            --             243

=========================================================================================================
 NET ASSETS
---------------------------------------------------------------------------------------------------------
 Total increase                                                             11,046,968      11,343,367
---------------------------------------------------------------------------------------------------------
 Beginning of period                                                        11,360,367          17,000(2)
                                                                           ------------------------------
 End of period [including undistributed net investment
 income of $11,387 and $1,533, respectively]                               $22,407,335     $11,360,367
                                                                           ==============================

1. For the period from February 16, 2001 (inception of offering) to December 31, 2001.
2. Reflects the value of the Manager's initial seed money investment at December 22, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



        6 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS
          S&P 500[REGISTRATION MARK] INDEX FUND

FINANCIAL HIGHLIGHTS

                                                        SIX MONTHS      PERIOD
                                                             ENDED       ENDED
                                                     JUNE 30, 2002    DEC. 31,
 CLASS A                                               (UNAUDITED)     2001(1)
================================================================================
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
 Net asset value, beginning of period                       $ 8.85      $10.00
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                         .01         .01
 Net realized and unrealized loss                            (1.23)      (1.16)
                                                     ---------------------------
 Total from investment operations                            (1.22)      (1.15)
--------------------------------------------------------------------------------
 Net asset value, end of period                             $ 7.63      $ 8.85
                                                     ===========================

================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                        (13.79)%    (11.50)%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                   $5,444      $3,598
--------------------------------------------------------------------------------
 Average net assets (in thousands)                          $4,854      $1,397
--------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                        0.43%       0.33%
 Expenses                                                     1.60%       1.87%
 Expenses, net of voluntary reimbursement of expenses
 and/or voluntary waiver of transfer agent fees               1.01%       0.99%
--------------------------------------------------------------------------------
 Portfolio turnover rate                                      0.72%       3.21%(4)


1. For the period from February 16, 2001 (inception of offering) to December 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Portfolio turnover rate is representative of the portfolio turnover rate of the Master S&P 500 Index Fund included elsewhere in this report.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        7 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS
          S&P 500[REGISTRATION MARK] INDEX FUND

FINANCIAL HIGHLIGHTS  Continued

                                                        SIX MONTHS      PERIOD
                                                             ENDED       ENDED
                                                     JUNE 30, 2002    DEC. 31,
 CLASS B                                               (UNAUDITED)     2001(1)
==================================================================================
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------
 Net asset value, beginning of period                       $ 8.80      $10.00
----------------------------------------------------------------------------------
 Loss from investment operations:
 Net investment income (loss)                                   --(2)     (.01)
 Net realized and unrealized loss                            (1.24)      (1.19)
                                                     -----------------------------
 Total from investment operations                            (1.24)      (1.20)
----------------------------------------------------------------------------------
 Net asset value, end of period                             $ 7.56      $ 8.80
                                                     =============================

==================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                        (14.09)%    (12.00)%
----------------------------------------------------------------------------------

==================================================================================
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                   $3,105      $1,189
----------------------------------------------------------------------------------
 Average net assets (in thousands)                          $2,437      $  468
----------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment loss                                         (0.31)%     (0.40)%
 Expenses                                                     2.38%       2.65%
 Expenses, net of voluntary reimbursement of expenses
 and/or voluntary waiver of transfer agent fees               1.76%       1.68%
----------------------------------------------------------------------------------
 Portfolio turnover rate                                      0.72%       3.21%(5)



1. For the period from February 16, 2001 (inception of offering) to December 31, 2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Portfolio turnover rate is representative of the portfolio turnover rate of the Master S&P 500 Index Fund included elsewhere in this report.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        8 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS
          S&P 500[REGISTRATION MARK] INDEX FUND

                                                        SIX MONTHS      PERIOD
                                                             ENDED       ENDED
                                                     JUNE 30, 2002    DEC. 31,
 CLASS C                                               (UNAUDITED)     2001(1)
==================================================================================
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------
 Net asset value, beginning of period                       $ 8.79      $10.00
----------------------------------------------------------------------------------
 Loss from investment operations:
 Net investment income (loss)                                   --(2)     (.01)
 Net realized and unrealized loss                            (1.24)      (1.20)
                                                     -----------------------------
 Total from investment operations                            (1.24)      (1.21)
----------------------------------------------------------------------------------
 Net asset value, end of period                             $ 7.55      $ 8.79
                                                     =============================

==================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                        (14.11)%    (12.10)%
----------------------------------------------------------------------------------

==================================================================================
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                   $3,986      $1,558
----------------------------------------------------------------------------------
 Average net assets (in thousands)                          $2,976      $  500
----------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment loss                                         (0.30)%     (0.39)%
 Expenses                                                     2.38%       2.64%
 Expenses, net of voluntary reimbursement of expenses
 and/or voluntary waiver of transfer agent fees               1.76%       1.76%
----------------------------------------------------------------------------------
 Portfolio turnover rate                                      0.72%       3.21%(5)


1. For the period from February 16, 2001 (inception of offering) to December 31, 2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Portfolio turnover rate is representative of the portfolio turnover rate of the Master S&P 500 Index Fund included elsewhere in this report.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        9 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS
          S&P 500[REGISTRATION MARK] INDEX FUND

FINANCIAL HIGHLIGHTS  Continued

                                                         SIX MONTHS     PERIOD
                                                              ENDED      ENDED
                                                      JUNE 30, 2002   DEC. 31,
 CLASS N                                                (UNAUDITED)    2001(1)
==================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                        $ 8.82     $ 9.54
----------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                          .01         --
 Net realized and unrealized loss                             (1.23)      (.72)
                                                      ----------------------------
 Total from investment operations                             (1.22)      (.72)
----------------------------------------------------------------------------------
 Net asset value, end of period                              $ 7.60     $ 8.82
                                                      ============================

==================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                         (13.83)%    (7.55)%
----------------------------------------------------------------------------------

==================================================================================
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                    $9,872     $5,014
----------------------------------------------------------------------------------
 Average net assets (in thousands)                           $8,866     $1,425
----------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                         0.18%      0.07%
 Expenses                                                      1.86%      2.14%
 Expenses, net of voluntary reimbursement of expenses
 and/or voluntary waiver of transfer agent fees                1.26%      1.40%
----------------------------------------------------------------------------------
 Portfolio turnover rate                                       0.72%      3.21%(4)


1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Portfolio turnover rate is representative of the portfolio turnover rate of the Master S&P 500 Index Fund included elsewhere in this report.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        10 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS
           S&P 500[REGISTRATION MARK] INDEX FUND


                                                        SIX MONTHS      PERIOD
                                                             ENDED       ENDED
                                                     JUNE 30, 2002    DEC. 31,
 CLASS Y                                               (UNAUDITED)     2001(1)
==================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                       $ 8.90      $10.00
----------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                         .03         .04
 Net realized and unrealized loss                            (1.25)      (1.14)
                                                     -----------------------------
 Total from investment operations                            (1.22)      (1.10)
----------------------------------------------------------------------------------
 Net asset value, end of period                             $ 7.68      $ 8.90
                                                     =============================

==================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                        (13.71)%    (11.00)%
----------------------------------------------------------------------------------

==================================================================================
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                       $1          $1
----------------------------------------------------------------------------------
 Average net assets (in thousands)                              $1          $1
----------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                        0.60%       0.57%
 Expenses                                                    86.42%     384.04%
 Expenses, net of voluntary reimbursement of expenses
 and/or voluntary waiver of transfer agent fees               0.66%       0.62%
----------------------------------------------------------------------------------
 Portfolio turnover rate                                      0.72%       3.21%(4)


1. For the period from February 16, 2001 (inception of offering) to December 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Portfolio turnover rate is representative of the portfolio turnover rate of the Master S&P 500 Index Fund included elsewhere in this report.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        11 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS
           S&P 500[REGISTRATION MARK] INDEX FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Select Managers Mercury S&P 500[REGISTRATION MARK] Index Fund (the
Fund) is a separate series of Oppenheimer Select Managers, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund invests substantially all of its assets in the Master S&P 500 Index Series of the Quantitative Master Series Trust (the Trust), a registered open-end investment company that has the same goals as the Fund. The financial statements of the Trust are included elsewhere in this report and should be read with the Fund's financial statements. The percentage of the Trust owned by the Fund at June 30, 2002 was 1.17%. As of June 30, 2002 the total return for the Master S&P Index Fund was (13.28)%. The Fund's investment objective is to seek to match the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") as closely as possible before the deduction of Fund expenses. The Fund's administrator is OppenheimerFunds, Inc. (the Manager).
   The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C, and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Shares of the Fund are available for purchase by retirement plans only. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund's investment in the Trust is valued based on the daily reported net asset value of the Trust. Valuation of securities held by the Trust is discussed in the notes to Master S&P 500 Index Series included elsewhere in this report.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.
   Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.
   As of June 30, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $495,615. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.


        12 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS
           S&P 500[REGISTRATION MARK] INDEX FUND

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES Continued
As of December 31, 2001, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:
           EXPIRING
           --------------------------------
              2009                 $200,753

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


        13 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS
           S&P 500[REGISTRATION MARK] INDEX FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
2. SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                        SIX MONTHS ENDED JUNE 30, 2002  PERIOD ENDED DECEMBER 31, 2001(1)
                                                              SHARES            AMOUNT           SHARES            AMOUNT
------------------------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                                         406,602        $3,451,286          508,428        $4,545,635
Dividends and/or distributions reinvested                         --                --               --                --
Redeemed                                                     (99,502)         (835,679)        (103,261)         (896,907)
                                                          --------------------------------------------------------------------
Net increase                                                 307,100        $2,615,607          405,167        $3,648,728
                                                          ====================================================================

------------------------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                                         298,990        $2,541,827          139,646        $1,247,649
Dividends and/or distributions reinvested                         --                --               --                --
Redeemed                                                     (23,232)         (188,532)          (4,573)          (40,901)
                                                          --------------------------------------------------------------------
Net increase                                                 275,758        $2,353,295          135,073        $1,206,748
                                                          ====================================================================

------------------------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                                         382,341        $3,226,884          196,810        $1,722,460
Dividends and/or distributions reinvested                         --                --               --                --
Redeemed                                                     (31,682)         (261,885)         (19,708)         (171,344)
                                                          --------------------------------------------------------------------
Net increase                                                 350,659        $2,964,999          177,102        $1,551,116
                                                          ====================================================================

------------------------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                                         940,298        $8,056,406          633,876        $5,457,358
Dividends and/or distributions reinvested                         --                --               --                --
Redeemed                                                    (209,081)       (1,757,232)         (65,440)         (572,672)
                                                          --------------------------------------------------------------------
Net increase                                                 731,217        $6,299,174          568,436        $4,884,686
                                                          ====================================================================

------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                                              --        $       --               27        $      258
Dividends and/or distributions reinvested                         --                --               --                --
Redeemed                                                          --                --               (2)              (15)
                                                          --------------------------------------------------------------------
Net increase                                                      --        $       --               25        $      243
                                                          ====================================================================

1. For the period from February 16, 2001 (inception of offering) to December 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to December 31, 2001, for Class N shares.

===============================================================================
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
ADMINISTRATION FEES. Administration fees paid to the Manager were in accordance with the administration agreement with the Fund which provides for a fee of 0.50% of the average annual net assets of the Fund. During the period ended June 30, 2002, the Fund paid $47,284 to the Manager for administration services.


        14 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS
           S&P 500[REGISTRATION MARK] INDEX FUND

===============================================================================
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.25% of average net assets of Class Y shares and for all other classes, up to an annual rate of 0.35% of average net assets of each class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                               AGGREGATE          CLASS A       CONCESSIONS       CONCESSIONS       CONCESSIONS       CONCESSIONS
                               FRONT-END        FRONT-END        ON CLASS A        ON CLASS B        ON CLASS C        ON CLASS N
                           SALES CHARGES    SALES CHARGES            SHARES            SHARES            SHARES            SHARES
SIX MONTHS                    ON CLASS A      RETAINED BY       ADVANCED BY       ADVANCED BY       ADVANCED BY       ADVANCED BY
ENDED                             SHARES      DISTRIBUTOR    DISTRIBUTOR(1)    DISTRIBUTOR(1)    DISTRIBUTOR(1)    DISTRIBUTOR(1)
---------------------------------------------------------------------------------------------------------------------------------
June 30, 2002                    $36,594          $10,872            $8,375           $59,158           $28,749           $70,545

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and
Class N shares from its own resources at the time of sale.

                                       CLASS A                  CLASS B                  CLASS C                   CLASS D
                           CONTINGENT DEFERRED      CONTINGENT DEFERRED      CONTINGENT DEFERRED       CONTINGENT DEFERRED
                                 SALES CHARGES            SALES CHARGES            SALES CHARGES             SALES CHARGES
SIX MONTHS                         RETAINED BY              RETAINED BY              RETAINED BY               RETAINED BY
ENDED                              DISTRIBUTOR              DISTRIBUTOR              DISTRIBUTOR               DISTRIBUTOR
--------------------------------------------------------------------------------------------------------------------------
June 30, 2002                              $--                     $981                     $129                       $87

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class
A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended June 30, 2002, payments under the Class A Plan totaled $5,737, all of which were paid by the Distributor to recipients, and included $179 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
Fund has adopted Distribution and Service Plans for Class B, Class C and Class
N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.


        15 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS
           S&P 500[REGISTRATION MARK] INDEX FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

Distribution fees paid to the Distributor for the six months ended June 30, 2002, were as follows:

                                                                                                    DISTRIBUTOR'S AGGREGATE
                                                                          DISTRIBUTOR'S AGGREGATE              UNREIMBURSED
                                 TOTAL PAYMENTS          AMOUNT RETAINED    UNREIMBURSED EXPENSES          EXPENSES AS % OF
                                     UNDER PLAN           BY DISTRIBUTOR               UNDER PLAN       NET ASSETS OF CLASS
----------------------------------------------------------------------------------------------------------------------------
 Class B Plan                           $11,909                  $11,045                 $108,999                      3.51%
 Class C Plan                            14,690                   13,628                   87,381                      2.19
 Class N Plan                            22,040                   22,040                  283,545                      2.87

================================================================================
4. BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. Effective November 13, 2001, the Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
    The Fund had no borrowings outstanding during the six months ended or at June 30, 2002.


        16 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS
           S&P 500[REGISTRATION MARK] INDEX FUND

OPPENHEIMER SELECT MANAGERS
MERCURY ADVISORS S&P 500[REGISTRATION MARK] INDEX FUND

 A SERIES OF OPPENHEIMER SELECT MANAGERS
================================================================================
 TRUSTEES AND OFFICERS    James C. Swain, Trustee, CEO and Chairman of the Board
                          John V. Murphy, Trustee and President
                          William L. Armstrong, Trustee
                          Robert G. Avis, Trustee
                          George C. Bowen, Trustee
                          Edward L. Cameron, Trustee
                          Jon S. Fossel, Trustee
                          Sam Freedman, Trustee
                          Beverly L. Hamilton, Trustee
                          Robert J. Malone, Trustee
                          F. William Marshall, Jr., Trustee
                          Robert G. Zack, Vice President and Secretary
                          Brian W. Wixted, Treasurer
                          Katherine P. Feld, Assistant Secretary
                          Kathleen T. Ives, Assistant Secretary
                          Denis R. Molleur, Assistant Secretary

================================================================================
 INVESTMENT ADVISOR       Mercury Advisors

================================================================================
 ADMINISTRATOR            OppenheimerFunds, Inc.

================================================================================
 SUB-ADMINISTRATOR        Fund Asset Management, L.P.

================================================================================
 DISTRIBUTOR              OppenheimerFunds Distributor, Inc.

================================================================================
 TRANSFER AND SHAREHOLDER OppenheimerFunds Services
 SERVICING AGENT

================================================================================
 INDEPENDENT AUDITORS     Deloitte & Touche LLP

================================================================================
 LEGAL COUNSEL            Myer, Swanson, Adams & Wolf, P.C.

                          The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                          For more complete information about Oppenheimer Select Managers Mercury Advisors S&P 500[REGISTRATION MARK] Index Fund, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds Distributor, Inc. at 1.800.525.7048, or visit the OppenheimerFunds Internet web site, at WWW.OPPENHEIMERFUNDS.COM.

                          OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY 10018


                          [COPYRIGHT]Copyright 2002 OppenheimerFunds, Inc. All rights reserved.

        17 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS
           S&P 500[REGISTRATION MARK] INDEX FUND

FINANCIAL STATEMENTS FOR THE MASTER S&P 500 INDEX FUND

                                                                   June 30, 2002

SCHEDULE OF INVESTMENTS                                          (in US dollars)

  Master S&P 500 Index Series
  ------------------------------------------------------------------------------
                                                          Shares
  Issue                                                    Held         Value
================================================================================
Common Stocks

  3M Co. .........................................         80,794    $ 9,937,662
  ACE Limited ....................................         57,710      1,823,636
+ ADC Telecommunications, Inc. ...................        152,555        349,351
+ The AES Corporation ............................        109,860        595,441
  AFLAC Incorporated .............................        102,599      3,283,168
  ALLTEL Corporation .............................         60,037      2,821,739
+ AMR Corporation ................................         31,905        537,918
+ AOL Time Warner Inc. ...........................        911,984     13,415,285
  AT&T Corp. .....................................        770,461      8,243,933
+ AT&T Wireless Services Inc. ....................        543,247      3,177,995
  Abbott Laboratories ............................        320,817     12,078,760
  Adobe Systems Incorporated .....................         52,225      1,488,412
  Adolph Coors Company (Class B) .................         10,483        653,091
+ Advanced Micro Devices, Inc. ...................         70,047        680,857
  Aetna Inc. (New Shares) ........................         30,092      1,443,513
+ Agere Systems Inc. (Class B) ...................              1              1
+ Agilent Technologies, Inc. .....................         95,610      2,261,176
  Air Products and Chemicals, Inc. ...............         46,947      2,369,415
  Alberto-Culver Company (Class B) ...............         10,028        479,338
  Albertson's, Inc. ..............................         84,366      2,569,788
  Alcan Aluminium Ltd. ...........................         60,848      2,283,017
  Alcoa Inc. .....................................        174,645      5,789,482
  Allegheny Energy, Inc. .........................         31,520        811,640
  Allegheny Technologies Incorporated ............         14,228        224,802
  Allergan Inc. ..................................         29,364      1,960,047
+ Allied Waste Industries, Inc. ..................         40,578        389,549
  The Allstate Corporation .......................        146,944      5,433,989
+ Altera Corporation .............................         85,790      1,166,744
  Ambac Financial Group, Inc. ....................         21,766      1,462,675
  Amerada Hess Corporation .......................         20,467      1,688,527
  Ameren Corporation .............................         28,381      1,220,667
  American Electric Power Company, Inc. ..........         69,020      2,762,180
  American Express Company .......................        276,484     10,041,899
  American Greetings Corporation (Class A) .......         13,116        218,513
  American International Group, Inc. .............        538,207     36,721,864
+ American Power Conversion Corporation ..........         36,644        462,814
+ American Standard Companies, Inc. ..............         13,900      1,043,890
  AmerisourceBergen Corporation ..................         21,443      1,629,668
+ Amgen Inc. .....................................        215,997      9,045,954
  AmSouth Bancorporation .........................         75,103      1,680,805
  Anadarko Petroleum Corporation .................         49,061      2,418,707
+ Analog Devices, Inc. ...........................         73,016      2,168,575
+ Andrew Corporation .............................         20,239        290,025
  Anheuser-Busch Companies, Inc. .................        182,285      9,114,250
  Aon Corporation ................................         49,485      1,458,818
  Apache Corporation .............................         30,692      1,764,176
+ Apollo Group, Inc. (Class A) ...................         39,500      1,556,695
+ Apple Computer, Inc. ...........................         78,617      1,393,093
  Applera Corporation -- Applied Biosystems Group          40,455        788,468
+ Applied Materials, Inc. ........................        337,976      6,428,304
+ Applied Micro Circuits Corporation .............         61,667        291,685
  Archer-Daniels-Midland Company .................        134,934      1,725,806
  Ashland Inc. ...................................         13,158        532,899
  Autodesk, Inc. .................................         30,564        404,973
  Automatic Data Processing, Inc. ................        127,880      5,569,174
+ AutoZone, Inc. .................................         22,777      1,760,662
+ Avaya Inc. .....................................         55,782        276,121
  Avery Dennison Corporation .....................         22,658      1,421,789
  Avon Products, Inc. ............................         48,680      2,543,043
  The B.F. Goodrich Company ......................         20,987        573,365
  BB&T Corporation ...............................         89,600      3,458,560
+ BJ Services Company ............................         37,100      1,256,948
+ BMC Software, Inc. .............................         46,520        772,232
  Baker Hughes Incorporated ......................         64,944      2,161,986
  Ball Corporation ...............................         11,280        467,894
  Bank of America Corporation ....................        324,313     22,818,663
  The Bank of New York Company, Inc. .............        154,195      5,204,081
  Bank One Corporation ...........................        240,689      9,261,713
  Barrick Gold Corporation .......................        116,077      2,204,302
  Bausch & Lomb Incorporated .....................         14,987        507,310
  Baxter International Inc. ......................        123,227      5,477,440
  The Bear Stearns Companies Inc. ................         22,611      1,383,793
  Becton, Dickinson and Company ..................         51,895      1,787,783
+ Bed Bath & Beyond Inc. .........................         62,024      2,340,786
  BellSouth Corporation ..........................        387,134     12,194,721
  Bemis Company, Inc. ............................          9,868        468,730
+ Best Buy Co., Inc. .............................         65,446      2,375,690
  Big Lots, Inc. .................................         23,595        464,350
+ Biogen, Inc. ...................................         33,466      1,386,496
  Biomet, Inc. ...................................         58,235      1,579,333
  The Black & Decker Corporation .................         19,642        946,744
  The Boeing Company .............................        172,620      7,767,900
  Boise Cascade Corporation ......................         11,024        380,659
+ Boston Scientific Corporation ..................         83,082      2,435,964
  Bristol-Myers Squibb Company ...................        398,561     10,243,018
+ Broadcom Corporation (Class A) .................         50,581        887,191
  Brown-Forman Corporation (Class B) .............         14,044        969,036
  Brunswick Corporation ..........................         17,764        497,392
  Burlington Northern Santa Fe Corp. .............         79,194      2,375,820
  Burlington Resources Inc. ......................         41,418      1,573,884
  C.R. Bard, Inc. ................................         10,509        594,599
+ CIENA Corporation ..............................         92,895        389,230
  CIGNA Corporation ..............................         30,796      3,000,146
  CMS Energy Corporation .........................         41,914        460,216
  CSX Corporation ................................         42,578      1,492,359
  CVS Corporation ................................         80,218      2,454,671
+ Calpine Corporation ............................         76,560        538,217
  Campbell Soup Company ..........................         77,035      2,130,788
  Capital One Financial Corporation ..............         46,267      2,824,600
  Cardinal Health, Inc. ..........................         92,691      5,692,154
  Carnival Corporation ...........................        118,180      3,272,404
  Caterpillar Inc. ...............................         71,144      3,482,499
+ Cendant Corporation ............................        209,125      3,320,905
  Centex Corporation .............................         15,234        880,373
  CenturyTel, Inc. ...............................         25,977        766,321
  The Charles Schwab Corporation .................        268,868      3,011,322
  Charter One Financial, Inc. ....................         43,805      1,506,016
  ChevronTexaco Corporation ......................        219,850     19,456,725
+ Chiron Corporation .............................         42,334      1,494,390
  The Chubb Corporation ..........................         37,753      2,672,912
  Cincinnati Financial Corporation ...............         29,511      1,373,147
  Cinergy Corp. ..................................         31,828      1,145,490
  Cintas Corporation .............................         35,002      1,729,099
  Circuit City Stores-- Circuit City Group .......         43,023        806,681
+ Cisco Systems, Inc. ............................      1,511,771     21,089,205
  Citigroup Inc. .................................      1,064,836     41,262,395
+ Citizens Communications Company ................         50,618        423,166
+ Citrix Systems, Inc. ...........................         38,705        233,778
+ Clear Channel Communications, Inc. .............        120,604      3,861,740
  The Clorox Company .............................         47,998      1,984,717
  The Coca-Cola Company ..........................        512,128     28,679,168
  Coca-Cola Enterprises Inc. .....................         91,687      2,024,449
  Colgate-Palmolive Company ......................        115,781      5,794,839
+ Comcast Corporation (Class A) ..................        194,805      4,564,281
  Comerica Incorporated ..........................         36,691      2,252,827
  Computer Associates International, Inc. ........        119,012      1,891,101
+ Computer Sciences Corporation ..................         35,250      1,684,950
+ Compuware Corporation ..........................         67,949        412,450
+ Comverse Technology, Inc. ......................         48,843        452,286
  ConAgra, Inc. ..................................        102,478      2,833,517
+ Concord EFS, Inc. ..............................        104,939      3,162,861
  Conoco Inc. ....................................        129,014      3,586,589
+ Conseco, Inc. ..................................         59,926        119,852
  Consolidated Edison, Inc. ......................         42,425      1,771,244
  Constellation Energy Group .....................         29,049        852,298
+ Convergys Corporation ..........................         32,314        629,477
  Cooper Industries, Ltd. (Class A) ..............         23,152        909,874
  Cooper Tire & Rubber Company ...................         14,930        306,811
+ Corning Incorporated ...........................        192,875        684,706
+ Costco Wholesale Corporation ...................         97,324      3,758,653
  Countrywide Credit Industries, Inc. ............         28,478      1,374,063
  Crane Co. ......................................         11,288        286,489
  Cummins Engine Company, Inc. ...................         12,609        417,358
  DTE Energy Company .............................         33,538      1,497,136
  Dana Corporation ...............................         26,845        497,438
  Danaher Corporation ............................         30,725      2,038,604
  Darden Restaurants, Inc. .......................         41,707      1,030,163
  Deere & Company ................................         48,998      2,347,004
+ Dell Computer Corporation ......................        537,316     14,045,440
  Delphi Automotive Systems Corporation ..........        110,625      1,460,250
  Delta Air Lines, Inc. ..........................         25,376        507,520
  Deluxe Corporation .............................         13,636        530,304
  Devon Energy Corporation .......................         28,758      1,417,194
  Dillard's, Inc. (Class A) ......................         20,764        545,886
  Dollar General Corporation .....................         61,150      1,163,684
  Dominion Resources, Inc. .......................         56,957      3,770,553
  Dover Corporation ..............................         37,659      1,318,065
  The Dow Chemical Company .......................        185,076      6,362,913
  Dow Jones & Company, Inc. ......................         17,419        843,951
  Duke Energy Corporation ........................        175,219      5,449,311
  Dynegy Inc. (Class A) ..........................         85,471        615,391
  E.I. du Pont de Nemours and Company ............        211,173      9,376,081
+ EMC Corporation ................................        441,154      3,330,713
  EOG Resources, Inc. ............................         22,670        899,999
  Eastman Chemical Company .......................         15,750        738,675
  Eastman Kodak Company ..........................         65,953      1,923,849
  Eaton Corporation ..............................         14,275      1,038,506
  Ecolab Inc. ....................................         25,507      1,179,189

                                                                   June 30, 2002

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

  Master S&P 500 Index Series (continued)
  ------------------------------------------------------------------------------
                                                          Shares
  Issue                                                    Held         Value
================================================================================
Common Stocks (continued)

+ Edison International ...........................         57,899    $   984,283
  El Paso Corporation ............................        120,715      2,487,936
  Electronic Data Systems Corporation ............         99,087      3,681,082
  Eli Lilly and Company ..........................        231,677     13,066,583
  Emerson Electric Co. ...........................         87,248      4,668,640
  Engelhard Corporation ..........................         23,197        656,939
  Entergy Corporation ............................         42,355      1,797,546
  Equifax Inc. ...................................         25,402        685,854
  Equity Office Properties Trust .................         80,064      2,409,926
  Equity Residential Properties Trust ............         55,840      1,605,400
  Exelon Corporation .............................         68,764      3,596,357
  Exxon Mobil Corporation ++ .....................      1,409,912     57,693,599
  FPL Group, Inc. ................................         39,507      2,370,025
  Family Dollar Stores, Inc. .....................         30,664      1,080,906
  Fannie Mae .....................................        207,373     15,293,759
+ Federated Department Stores, Inc. ..............         38,267      1,519,200
  FedEx Corp. ....................................         58,608      3,129,667
  Fifth Third Bancorp ............................        122,744      8,180,888
  First Data Corporation .........................        157,240      5,849,328
  First Tennessee National Corporation ...........         31,400      1,202,620
  FirstEnergy Corp. ..............................         61,316      2,046,728
+ Fiserv, Inc. ...................................         39,792      1,460,764
  FleetBoston Financial Corporation ..............        220,547      7,134,695
  Fluor Corporation ..............................         15,261        594,416
  Ford Motor Company .............................        363,199      5,811,184
+ Forest Laboratories, Inc. ......................         36,782      2,604,166
  Fortune Brands, Inc. ...........................         29,415      1,647,240
  Franklin Resources, Inc. .......................         49,786      2,122,875
  Freddie Mac ....................................        143,303      8,770,144
+ Freeport-McMoRan Copper & Gold, Inc. (Class B) .         36,034        643,207
  Gannett Co., Inc. ..............................         55,279      4,195,676
  The Gap, Inc. ..................................        179,293      2,545,961
+ Gateway Inc. ...................................         57,298        254,403
  General Dynamics Corporation ...................         41,848      4,450,535
  General Electric Company .......................      2,047,781     59,488,038
  General Mills, Inc. ............................         77,560      3,418,845
  General Motors Corporation .....................        114,539      6,122,110
  Genuine Parts Company ..........................         33,914      1,182,581
+ Genzyme Corporation ............................         44,880        863,491
  Georgia-Pacific Group ..........................         47,367      1,164,281
  The Gillette Company ...........................        217,501      7,366,759
  Golden West Financial Corporation ..............         32,947      2,266,163
  The Goodyear Tire & Rubber Company .............         33,593        628,525
  Great Lakes Chemical Corporation ...............         10,035        265,827
+ Guidant Corporation ............................         64,721      1,956,516
  H & R Block, Inc. ..............................         37,685      1,739,163
  H.J. Heinz Company .............................         76,036      3,125,080
  HCA Inc. .......................................        106,106      5,040,035
+ HEALTHSOUTH Corporation ........................         73,725        942,943
  Halliburton Company ............................         95,404      1,520,740
  Harley-Davidson, Inc. ..........................         62,359      3,197,146
+ Harrah's Entertainment, Inc. ...................         23,130      1,025,816
  The Hartford Financial Services Group, Inc. ....         48,525      2,885,782
  Hasbro, Inc. ...................................         35,094        475,875
+ Health Management Associates, Inc. (Class A) ...         49,800      1,003,470
+ Hercules Incorporated ..........................         22,359        259,364
  Hershey Foods Corporation ......................         29,228      1,826,750
  Hewlett-Packard Company ........................        622,017      9,504,420
  Hilton Hotels Corporation ......................         74,931      1,041,541
  The Home Depot, Inc. ...........................        482,986     17,740,076
  Honeywell International Inc. ...................        167,577      5,903,738
  Household International, Inc. ..................         94,294      4,686,412
+ Humana Inc. ....................................         30,104        470,526
  Huntington Bancshares Incorporated .............         47,929        930,781
  IMS Health Incorporated ........................         60,265      1,081,757
  ITT Industries, Inc. ...........................         15,596      1,101,078
  Illinois Tool Works Inc. .......................         62,821      4,290,674
+ Immunex Corporation ............................        107,615      2,404,119
+ Inco Limited ...................................         36,065        816,512
  Ingersoll-Rand Company (Class A) ...............         35,798      1,634,537
  Intel Corporation ..............................      1,389,931     25,394,039
  International Business Machines Corporation ....        354,867     25,550,424
  International Flavors & Fragrances Inc. ........         19,496        633,425
+ International Game Technology ..................         19,530      1,107,351
  International Paper Company ....................         99,762      4,347,628
  The Interpublic Group of Companies, Inc. .......         77,786      1,925,981
+ Intuit Inc. ....................................         42,952      2,135,573
  J.C. Penney Company, Inc. ......................         60,698      1,336,570
  J.P. Morgan Chase & Co. ........................        406,655     13,793,738
+ JDS Uniphase Corporation .......................        276,287        743,212
+ Jabil Circuit, Inc. ............................         37,464        790,865
  Jefferson -- Pilot Corporation .................         29,736      1,397,592
  John Hancock Financial Services, Inc. ..........         61,242      2,155,718
  Johnson & Johnson ..............................        617,777     32,285,026
  Johnson Controls, Inc. .........................         16,110      1,314,737
+ Jones Apparel Group, Inc. ......................         25,860        969,750
  KB HOME ........................................         13,611        701,103
+ KLA-Tencor Corporation .........................         39,337      1,730,435
  Kellogg Company ................................         83,765      3,003,813
  Kerr-McGee Corporation .........................         24,265      1,299,391
  KeyCorp ........................................         79,810      2,178,813
  KeySpan Corporation ............................         26,261        988,727
  Kimberly-Clark Corporation .....................        110,023      6,821,426
  Kinder Morgan, Inc. ............................         26,934      1,024,031
+ King Pharmaceuticals, Inc. .....................         46,355      1,031,399
  Knight Ridder, Inc. ............................         14,151        890,805
+ Kohl's Corporation .............................         69,009      4,836,151
+ The Kroger Co. .................................        164,624      3,276,018
+ LSI Logic Corporation ..........................         68,566        599,952
  Leggett & Platt, Incorporated ..................         40,516        948,074
  Lehman Brothers Holdings, Inc. .................         49,078      3,068,357
+ Lexmark International Group, Inc. (Class A) ....         26,839      1,460,042
  The Limited, Inc. ..............................         99,944      2,128,807
  Lincoln National Corporation ...................         39,019      1,638,798
  Linear Technology Corporation ..................         64,399      2,024,061
  Liz Claiborne, Inc. ............................         19,838        630,848
  Lockheed Martin Corporation ....................         93,370      6,489,215
  Loews Corporation ..............................         38,690      2,077,653
  Louisiana-Pacific Corporation ..................         18,528        196,212
  Lowe's Companies, Inc. .........................        159,640      7,247,656
+ Lucent Technologies Inc. .......................        666,158      1,105,822
  MBIA, Inc. .....................................         27,745      1,568,425
  MBNA Corporation ...............................        175,515      5,804,281
  MGIC Investment Corporation ....................         22,080      1,497,024
+ Manor Care, Inc. ...............................         19,704        453,192
  Marathon Oil Corporation .......................         58,447      1,585,083
  Marriott International, Inc. (Class A) .........         53,927      2,051,922
  Marsh & McLennan Companies, Inc. ...............         57,799      5,583,383
  Marshall & Ilsley Corporation ..................         38,600      1,193,898
  Masco Corporation ..............................         94,579      2,564,037
  Mattel, Inc. ...................................         88,934      1,874,729
+ Maxim Integrated Products, Inc. ................         65,560      2,512,915
  The May Department Stores Company ..............         60,428      1,989,894
  Maytag Corporation .............................         15,803        673,998
+ McDermott International, Inc. ..................         11,755         95,215
  McDonald's Corporation .........................        264,918      7,536,917
  The McGraw-Hill Companies, Inc. ................         39,908      2,382,508
  McKesson HBOC, Inc. ............................         59,284      1,938,587
  MeadWestvaco Corporation .......................         35,372      1,187,084
+ MedImmune, Inc. ................................         51,052      1,347,773
  Medtronic, Inc. ................................        249,540     10,692,789
  Mellon Financial Corporation ...................         91,016      2,860,633
  Merck & Co., Inc. ..............................        468,657     23,732,790
+ Mercury Interactive Corp. ......................         20,927        480,484
  Meredith Corporation ...........................          8,821        338,285
  Merrill Lynch & Co., Inc.@ .....................        169,167      6,851,263
  MetLife, Inc. ..................................        147,642      4,252,090
+ Micron Technology, Inc. ........................        121,768      2,462,149
+ Microsoft Corporation ++ .......................      1,115,612     60,376,921
  Millipore Corporation ..........................          8,655        276,787
+ Mirant Corporation .............................         82,630        603,199
  Molex Incorporated .............................         40,062      1,343,279
  Moody's Corporation ............................         32,140      1,598,965
  Morgan Stanley Dean Witter & Co. ...............        227,098      9,783,382
  Motorola, Inc. .................................        463,069      6,677,455
+ NCR Corporation ................................         20,018        692,623
  NICOR, Inc. ....................................          8,054        368,470
+ NVIDIA Corporation .............................         33,520        575,874
+ Nabors Industries, Ltd. ........................         31,215      1,097,207
  National City Corporation ......................        118,902      3,953,491
+ National Semiconductor Corporation .............         40,386      1,178,060
  Navistar International Corporation .............         12,358        395,456
+ Network Appliance, Inc. ........................         76,821        953,349
  The New York Times Company (Class A) ...........         31,047      1,598,920
  Newell Rubbermaid Inc. .........................         55,054      1,930,193
  Newmont Mining Corporation .....................         86,186      2,269,277
+ Nextel Communications, Inc. (Class A) ..........        188,277        604,369
  Nike, Inc. (Class B) ...........................         55,210      2,962,016
  NiSource Inc. ..................................         36,637        799,786
+ Noble Corporation ..............................         32,079      1,238,249
  Nordstrom, Inc. ................................         27,036        612,365
  Norfolk Southern Corporation ...................         71,742      1,677,328
+ Nortel Networks Corporation ....................        708,515      1,027,347
  Northern Trust Corporation .....................         46,327      2,041,168
  Northrop Grumman Corporation ...................         22,728      2,841,000
+ Novell, Inc. ...................................         63,824        204,875
+ Novellus Systems, Inc. .........................         32,500      1,105,000

                                                                   June 30, 2002

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

  Master S&P 500 Index Series (continued)
  ------------------------------------------------------------------------------
                                                          Shares
  Issue                                                    Held         Value
================================================================================
Common Stocks (continued)

  Nucor Corporation ..............................         18,516    $ 1,204,281
  Occidental Petroleum Corporation ...............         70,329      2,109,167
+ Office Depot, Inc. .............................         63,258      1,062,734
  Omnicom Group Inc. .............................         40,297      1,845,603
+ Oracle Corporation .............................      1,136,785     10,765,354
  PACCAR Inc. ....................................         23,716      1,052,753
+ PG&E Corporation ...............................         73,377      1,312,715
+ PMC -- Sierra, Inc. ............................         43,454        402,819
  PNC Bank Corp. .................................         61,668      3,224,003
  PPG Industries, Inc. ...........................         33,287      2,060,465
  PPL Corporation ................................         26,892        889,587
+ Pactiv Corporation .............................         30,325        721,735
  Pall Corporation ...............................         21,803        452,412
+ Palm, Inc. .....................................        140,802        247,812
+ Parametric Technology Corporation ..............         46,865        167,730
  Parker-Hannifin Corporation ....................         23,288      1,112,934
  Paychex, Inc. ..................................         77,258      2,417,403
  Peoples Energy Corporation .....................          7,304        266,304
+ PeopleSoft, Inc. ...............................         60,422        899,079
  The Pepsi Bottling Group, Inc. .................         58,822      1,811,718
  PepsiCo, Inc. ..................................        360,588     17,380,342
  PerkinElmer, Inc. ..............................         25,284        279,388
  Pfizer Inc. ....................................      1,295,745     45,351,075
  Pharmacia Corporation ..........................        267,412     10,014,579
  Phelps Dodge Corporation .......................         21,688        893,546
  Philip Morris Companies Inc. ...................        446,618     19,508,274
  Phillips Petroleum Company .....................         78,550      4,625,024
  Pinnacle West Capital Corporation ..............         17,432        688,564
  Pitney Bowes Inc. ..............................         50,282      1,997,201
  Placer Dome Inc. ...............................         60,820        681,792
  Plum Creek Timber Company Inc. .................         32,900      1,010,030
+ Power-One, Inc. ................................         13,968         86,881
  Praxair, Inc. ..................................         36,823      2,097,806
  The Procter & Gamble Company ...................        268,698     23,994,731
  Progress Energy, Inc. ..........................         45,126      2,347,003
  The Progressive Corporation ....................         45,340      2,622,919
  Providian Financial Corporation ................         58,573        344,409
  Public Service Enterprise Group Incorporated ...         41,364      1,791,061
  Pulte Corporation ..............................         12,393        712,350
+ QLogic Corporation .............................         20,308        773,735
+ QUALCOMM Incorporated ..........................        158,080      4,345,619
+ Quintiles Transnational Corp. ..................         23,586        294,589
+ Qwest Communications International Inc. ........        340,245        952,686
  R.R. Donnelley & Sons Company ..................         21,625        595,769
  RadioShack Corporation .........................         36,898      1,109,154
+ Rational Software Corporation ..................         40,430        331,930
  Raytheon Company ...............................         78,474      3,197,815
+ Reebok International Ltd. ......................         12,187        359,516
  Regions Financial Corporation ..................         41,158      1,446,704
  Reliant Energy, Inc. ...........................         68,070      1,150,383
+ Robert Half International Inc. .................         31,311        729,546
  Rockwell Collins ...............................         32,415        888,819
  Rockwell International Corporation .............         32,415        647,652
  Rohm and Haas Company ..........................         40,403      1,635,917
  Rowan Companies, Inc. ..........................         25,772        552,809
  Royal Dutch Petroleum Company
  (NY Registered Shares) .........................        437,537     24,182,670
  Ryder System, Inc. .............................         12,474        337,921
  SAFECO Corporation .............................         24,522        757,485
  SBC Communications Inc. ........................        690,505     21,060,402
  SLM Corporation ................................         32,310      3,130,839
  SUPERVALU Inc. .................................         24,142        592,203
  SYSCO Corporation ..............................        141,900      3,862,518
+ Sabre Holdings Corporation .....................         26,373        944,153
+ Safeway Inc. ...................................        103,458      3,019,939
+ St. Jude Medical, Inc. .........................         19,297      1,425,083
  The St. Paul Companies, Inc. ...................         46,711      1,817,992
+ Sanmina Corporation ............................        107,763        679,985
  Sara Lee Corporation ...........................        161,841      3,340,398
  Schering-Plough Corporation ....................        298,825      7,351,095
  Schlumberger Limited ...........................        114,654      5,331,411
  Scientific-Atlanta, Inc. .......................         38,194        628,291
+ Sealed Air Corporation .........................         16,269        655,153
  Sears, Roebuck & Co. ...........................         69,118      3,753,107
  Sempra Energy ..................................         42,738        945,792
  The Sherwin-Williams Company ...................         28,092        840,794
+ Siebel Systems, Inc. ...........................         92,237      1,311,610
  Sigma-Aldrich Corporation ......................         15,123        758,418
  Simon Property Group, Inc. .....................         28,200      1,038,888
+ Skyworks Solutions, Inc. .......................            246          1,364
  Snap-On Incorporated ...........................         11,352        337,041
+ Solectron Corporation ..........................        156,912        965,009
  The Southern Company ...........................        135,723      3,718,810
  SouthTrust Corporation .........................         63,644      1,662,381
  Southwest Airlines Co. .........................        157,995      2,553,199
  Sprint Corporation .............................        182,881      1,940,367
+ Sprint Corp. (PCS Group) .......................        203,339        908,925
  The Stanley Works ..............................         17,543        719,438
+ Staples, Inc. ..................................         99,034      1,950,970
+ Starbucks Corporation ..........................         80,212      1,993,268
  Starwood Hotels & Resorts Worldwide, Inc. ......         44,468      1,462,553
  State Street Corporation .......................         69,623      3,112,148
  Stilwell Financial, Inc. .......................         41,305        751,751
  Stryker Corporation ............................         38,155      2,041,674
+ Sun Microsystems, Inc. .........................        652,856      3,270,809
  Sunoco, Inc. ...................................         21,185        754,822
  SunTrust Banks, Inc. ...........................         57,899      3,920,920
  Symbol Technologies, Inc. ......................         47,111        400,444
  Synovus Financial Corp. ........................         55,151      1,517,756
  T. Rowe Price Group Inc. .......................         24,724        812,925
  TECO Energy, Inc. ..............................         39,896        987,426
  The TJX Companies, Inc. ........................        112,448      2,205,105
+ TMP Worldwide Inc. .............................         27,239        585,639
  TRW Inc. .......................................         29,025      1,653,844
  TXU Corp. ......................................         58,522      3,016,809
  Target Corporation .............................        186,035      7,087,934
+ Tektronix, Inc. ................................         18,936        354,293
+ Tellabs, Inc. ..................................         84,487        533,958
  Temple-Inland, Inc. ............................         12,553        726,317
+ Tenet Healthcare Corporation ...................         68,958      4,933,945
+ Teradyne, Inc. .................................         41,332        971,302
  Texas Instruments Incorporated .................        357,872      8,481,566
  Textron, Inc. ..................................         25,514      1,196,607
+ Thermo Electron Corporation ....................         36,657        604,841
  Thomas & Betts Corporation .....................         11,967        222,586
  Tiffany & Co. ..................................         29,901      1,052,515
  Torchmark Corporation ..........................         24,456        934,219
+ Toys 'R' Us, Inc. .... .........................         49,997        873,448
  Transocean Inc. ................................         65,641      2,044,717
  Tribune Company ................................         57,942      2,520,477
  Tupperware Corporation .........................         11,933        248,087
  Tyco International Ltd. ........................        413,525      5,586,723
  U.S. Bancorp ...................................        393,365      9,185,073
  UST Inc. .......................................         32,635      1,109,590
  Unilever NV (NY Registered Shares) .............        114,557      7,423,294
  Union Pacific Corporation ......................         51,176      3,238,417
  Union Planters Corporation .....................         40,881      1,323,318
+ Unisys Corporation .............................         56,982        512,838
  United States Steel Corporation ................         27,422        545,424
  United Technologies Corporation ................         96,648      6,562,399
  UnitedHealth Group Incorporated ................         64,409      5,896,644
+ Univision Communications Inc. (Class A) ........         47,171      1,481,169
  Unocal Corporation .............................         47,374      1,749,996
  UnumProvident Corporation ......................         48,067      1,223,305
  V. F. Corporation ..............................         22,167        869,168
+ VERITAS Software Corporation ...................         77,881      1,541,265
  Verizon Communications .........................        560,928     22,521,259
+ Viacom, Inc. (Class B) .........................        365,363     16,211,156
  Visteon Corporation ............................         26,826        380,929
+ Vitesse Semiconductor Corporation ..............         41,237        130,309
  Vulcan Materials Company .......................         19,547        856,159
  W. W. Grainger, Inc. ...........................         18,245        914,074
  Wachovia Corporation ...........................        280,376     10,704,756
  Wal-Mart Stores, Inc. ..........................        918,655     50,535,212
  Walgreen Co. ...................................        208,524      8,055,282
  The Walt Disney Company ........................        420,147      7,940,778
  Washington Mutual, Inc. ........................        196,798      7,303,174
  Waste Management, Inc. .........................        129,414      3,371,235
+ Waters Corporation .............................         26,920        718,764
+ Watson Pharmaceuticals, Inc. ...................         20,381        515,028
+ Wellpoint Health Networks Inc. .................         31,806      2,474,825
  Wells Fargo Company ............................        351,722     17,607,203
  Wendy's International, Inc. ....................         22,572        899,043
  Weyerhaeuser Company ...........................         45,361      2,896,300

                                                                   June 30, 2002

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

  Master S&P 500 Index Series (concluded)
  ------------------------------------------------------------------------------
                                                          Shares
  Issue                                                    Held         Value
================================================================================
Common Stocks (concluded)

  Whirlpool Corporation ..........................         16,560 $   1,082,362
  The Williams Companies, Inc. ...................        121,186       725,904
  Winn-Dixie Stores, Inc. ........................         28,980       451,798
  Worthington Industries, Inc. ...................         17,567       317,963
  Wm. Wrigley Jr. Company ........................         46,470     2,572,115
  Wyeth ..........................................        271,899    13,921,229
  XL Capital Ltd. (Class A) ......................         29,105     2,465,194
  Xcel Energy, Inc. ..............................         90,402     1,516,042
+ Xilinx, Inc. ...................................         65,193     1,462,279
+ Xerox Corporation ..............................        148,402     1,034,362
+ YUM! Brands, Inc. ..............................         60,034     1,755,995
+ Yahoo! Inc. ....................................        113,099     1,669,341
+ Zimmer Holdings, Inc. ..........................         39,977     1,425,580
  Zions Bancorporation ...........................         21,402     1,115,044
  ------------------------------------------------------------------------------
  Total Common Stocks (Cost--$2,034,758,810)--98.4%               1,870,363,378
================================================================================

                Face
               Amount         Short-Term Obligations
================================================================================
Commercial  $57,688,000   General Electric Capital Corp.,
Paper*                    1.98% due 7/01/2002                        57,681,654
================================================================================
            Total Short-Term Obligations
              (Cost--$57,681,654)--3.0%
================================================================================
            Total Investments (Cost--$2,092,440,464)--101.4%      1,928,045,032
            Variation Margin on Financial Futures
              Contracts**--(0.0%)                                      (123,430)
            Liabilities in Excess of Other Assets--(1.4%)           (26,380,614)
                                                                 --------------
            Net Assets--100.0%                                   $1,901,540,988
                                                                 ==============
================================================================================

 +   Non-income producing security.

++ All or a portion of security held as collateral in connection with open financial futures contracts.

 @   An affiliate of the Series.

 * Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Series.

     See Notes to Financial Statements.

**   Financial futures contracts purchased as of June 30, 2002 were as follows:

--------------------------------------------------------------------------------
Number of                                  Expiration
Contracts             Issue                   Date                      Value
--------------------------------------------------------------------------------
   148         S&P 500 Stock Index        September 2002             $36,633,700
--------------------------------------------------------------------------------
Total Financial Futures Contracts Purchased
(Total Contract Price--$37,729,256)                                  $36,633,700
                                                                     ===========
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MASTER
S&P 500
INDEX SERIES   As of June 30, 2002
=======================================================================================================================
Assets:        Investments, at value (including securities loaned of $246,089,267)
               (identified cost--$2,092,440,464) ....................................                   $ 1,928,045,032
               Investments held as collateral for loaned securities, at value .......                       331,640,500
               Receivables:
                 Securities sold ....................................................  $     6,869,803
                 Contributions ......................................................        5,629,176
                 Dividends ..........................................................        2,553,306
                 Loaned securities ..................................................           49,268       15,101,553
                                                                                       ---------------
               Prepaid expenses .....................................................                            77,735
                                                                                                        ---------------
               Total assets .........................................................                     2,274,864,820
                                                                                                        ---------------
=======================================================================================================================
Liabilities:   Collateral on securities loaned, at value ............................                       331,640,500
               Payables:
                 Securities purchased ...............................................       32,699,534
                 Withdrawals ........................................................        8,569,108
                 Variation margin ...................................................          123,430
                 Investment adviser .................................................            7,540       41,399,612
                                                                                       ---------------
               Accrued expenses and other liabilities ...............................                           283,720
                                                                                                        ---------------
               Total liabilities ....................................................                       373,323,832
                                                                                                        ---------------
=======================================================================================================================
Net Assets:    Net assets ...........................................................                   $ 1,901,540,988
                                                                                                        ===============
=======================================================================================================================
Net Assets     Investors' capital ...................................................                   $ 2,067,031,976
Consist of:    Unrealized depreciation on investments--net ..........................                      (165,490,988)
                                                                                                        ---------------
               Net assets ...........................................................                   $ 1,901,540,988
                                                                                                        ===============
=======================================================================================================================

                See Notes to Financial Statements.

                                                                   June 30, 2002

STATEMENT OF OPERATIONS

MASTER
S&P 500
INDEX SERIES        For the Six Months Ended June 30, 2002
===================================================================================================================
Investment          Dividends (net of $78,432 foreign withholding tax) ...........                   $   14,012,051
Income:             Interest .....................................................                          511,499
                    Securities lending--net ......................................                           60,777
                                                                                                     --------------
                    Total income .................................................                       14,584,327
                                                                                                     --------------
===================================================================================================================
Expenses:           Accounting services ..........................................  $      187,874
                    Professional fees ............................................          50,242
                    Investment advisory fees .....................................          49,376
                    Custodian fees ...............................................          35,235
                    Trustees' fees and expenses ..................................          14,146
                    Printing and shareholder reports .............................           2,550
                    Other ........................................................          34,688
                                                                                    --------------
                    Total expenses ...............................................                          374,111
                                                                                                     --------------
                    Investment income--net .......................................                       14,210,216
                                                                                                     --------------
===================================================================================================================
Realized &          Realized loss from:
Unrealized Loss       Investments--net ...........................................     (31,130,935)
On Investments &      Foreign currency transactions--net .........................            (177)     (31,131,112)
Foreign Currency                                                                    --------------
Transactions--Net   Change in unrealized appreciation/depreciation on
                    investments--net .............................................                     (273,417,746)
                                                                                                     --------------
                    Total realized and unrealized loss on investments and foreign
                    currency transactions--net ...................................                     (304,548,858)
                                                                                                     --------------
                    Net Decrease in Net Assets Resulting from Operations .........                   $ (290,338,642)
                                                                                                     ==============
===================================================================================================================

                See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        For the Six         For the
MASTER                                                                                 Months Ended       Year Ended
S&P 500                                                                                  June 30,        December 31,
INDEX SERIES        Increase (Decrease) in Net Assets:                                     2002              2001
=======================================================================================================================
Operations:         Investment income--net .........................................  $    14,210,216   $    23,558,016
                    Realized loss on investments--net ..............................      (31,131,112)      (28,757,480)
                    Change in unrealized appreciation/depreciation on
                    investments--net ...............................................     (273,417,746)     (207,282,579)
                                                                                      ---------------   ---------------
                    Net decrease in net assets resulting from operations ...........     (290,338,642)     (212,482,043)
                                                                                      ---------------   ---------------
=======================================================================================================================
Net Capital         Proceeds from contributions ....................................      621,269,880       976,860,074
Contributions:      Fair value of withdrawals ......................................     (322,886,903)     (585,512,826)
                                                                                      ---------------   ---------------
                    Net increase in net assets derived from capital contributions ..      298,382,977       391,347,248
                                                                                      ---------------   ---------------
=======================================================================================================================
Net Assets:         Total increase in net assets ...................................        8,044,335       178,865,205
                    Beginning of period ............................................    1,893,496,653     1,714,631,448
                                                                                      ---------------   ---------------
                    End of period ..................................................  $ 1,901,540,988   $ 1,893,496,653
                                                                                      ===============   ===============
=======================================================================================================================

                See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                         For the Six
MASTER              The following ratios have been       Months Ended               For the Year Ended December 31,
S&P 500             derived from information provided      June 30,       --------------------------------------------------
INDEX SERIES        in the financial statements.            2002             2001         2000          1999        1998
============================================================================================================================
Total Investment                                             (13.28%)++      (11.97%)           --           --           --
Return:                                                   ==========      ==========    ==========   ==========   ==========
============================================================================================================================
Ratios to Average   Expenses, net of reimbursement .....        .04%*           .05%          .07%         .07%         .10%
Net Assets:                                               ==========      ==========    ==========   ==========   ==========
                    Expenses ...........................        .04%*           .05%          .07%         .07%         .10%
                                                          ==========      ==========    ==========   ==========   ==========
                    Investment income--net .............       1.44%*          1.29%         1.16%        1.33%        1.56%
                                                          ==========      ==========    ==========   ==========   ==========
============================================================================================================================
Supplemental        Net assets, end of period
Data:               (in thousands) .....................  $1,901,541      $1,893,497    $1,714,631   $1,690,336   $1,118,220
                                                          ==========      ==========    ==========   ==========   ==========
                    Portfolio turnover .................        .72%           3.21%         9.71%       29.91%       25.97%
                                                          ==========      ==========    ==========   ==========   ==========
============================================================================================================================

 *   Annualized

++   Aggregate total investment return.

     See Notes to Financial Statements.

                                                                   June 30, 2002

NOTES TO FINANCIAL STATEMENTS

MASTER S&P 500 INDEX SERIES

1. Significant Accounting Policies:

Master S&P 500 Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(f) Securities lending--The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash as collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .005% of the average daily value of the Series' net assets.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S') or its affiliates. As of June 30, 2002, the Trust lent securities with a value of $99,287,475 to MLPF&S. Pursuant to that order, the Trust also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by FAM or its affiliates. As of June 30, 2002, cash collateral of $99,661,408 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $231,979,092 was invested in the Merrill Lynch Premier Institutional Fund. For the six months ended

                                                                   June 30, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER S&P 500 INDEX SERIES

June 30, 2002, QA Advisors received $27,920 in securities lending agent fees.

Merrill Lynch Trust Company (MLTC), an indirect, wholly-owned subsidiary of ML & Co., is the Series' custodian.

For the six months ended June 30, 2002, the Series reimbursed FAM $21,167 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, MLTC, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2002 were $324,407,180 and $13,802,490, respectively.

Net realized losses for the six months ended June 30, 2002 and net unrealized losses as of June 30, 2002 were as follows:

--------------------------------------------------------------------------------
                                                   Realized        Unrealized
                                                    Losses           Losses
--------------------------------------------------------------------------------
Long-term investments ........................   $ (25,056,654)   $(164,395,432)
Financial futures contracts ..................      (6,074,281)      (1,095,556)
Foreign currency transactions ................            (177)              --
                                                 -------------    -------------
Total ........................................   $ (31,131,112)   $(165,490,988)
                                                 =============    =============
--------------------------------------------------------------------------------

As of June 30, 2002, net unrealized depreciation for Federal income tax purposes aggregated $164,395,432, of which $193,603,757 related to appreciated securities and $357,999,189 related to depreciated securities. At June 30, 2002, the aggregate cost of investments for Federal income tax purposes was $2,092,440,464.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund partner withdrawal and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The series pays a commitment fee of .09% per annum based on the Series pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Series did not borrow under the credit agreement during the six months ended June 30, 2002.

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

INFORMATION SOURCES
We obtain nonpublic personal information about our shareholders from the following sources:
o Applications or other forms
o When you create a user ID and password for online account access
o When you enroll in eDocs Direct
o Your transactions with us, our affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.
We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

PROTECTION OF INFORMATION
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

DISCLOSURE OF INFORMATION
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

RIGHT OF REFUSAL
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

SECURITY
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:
o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service


        26 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS
           S&P 500[REGISTRATION MARK] INDEX FUND

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com.

EMAILS AND ENCRYPTION
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com for assistance.
o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.
o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
o You can exit the secure area by either closing your browser, or for added security, you can use the LOG OUT OF ACCOUNT AREA button before you close your browser.

OTHER SECURITY MEASURES
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

HOW YOU CAN HELP
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.


--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, CO 80217-5270, email us by clicking on the CONTACT US section of our website at WWW.OPPENHEIMERFUNDS.COM or call us at 1.800.525.7048.


        27 OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS
           S&P 500[REGISTRATION MARK] INDEX FUND

RS0505.001.0602 August 29, 2002